CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash flows from operating activities:
Net loss	$ (424,031)	$ (481,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Default penalty	17,100
Debt discount amortization	188,619	27,978
Gain on extinguishment of debt	(78,683)	(80,637)
Gain on debt conversion	(7,608)
Loss on fixed asset impairment	30,300
Loss on inventory impairment	56,190
Loss on issuance of convertible debt	38,496	186,886
Change in fair value of derivative	(60,833)	(73,670)
Bad debt expense		80,000
Changes in assets and liabilities:
Accounts receivable	(20)
Inventory	21	(5,500)
Accounts payable	2,867	18,543
Accrued compensation	44,616	41,000
Accrued liabilities	72,134	18,514
Net cash used in operating activities	(120,832)	(268,238)
Cash flows from investing activities:
Issuance of note receivable		(80,000)
Net cash used in investing activities		(80,000)
Cash flows from financing activities:
Net (payments) proceeds from the sale of preferred stock		(39,328)
Sale of common stock		187,520
Payment on LOC		(106,201)
Proceeds from notes payable	85,175
Proceeds from convertible notes payable	55,000	113,500
Repayment of convertible debt	(35,500)
Payments on notes payable	(6,000)	(153,411)
Proceeds – related party loans	17,410
Payments – related party loans
Net cash provided by financing activities	116,085	2,080
Net change in cash	(4,747)	(346,158)
Cash, beginning of year	4,747	350,905
Cash, end of year		4,747
Cash paid during the period for:
Interest		62,823
Income taxes
Supplemental Disclosure of Non-Cash Activity:
Conversion of principal and interest into common stock	330,830
Issuance of common stock for conversion of temporary equity	35,000
Deemed capital contribution to extinguish debt	$ 204,360